Consolidated Statements of Financial Position - CAD ($)	Nov. 30, 2023	Nov. 30, 2022
Current assets
Cash	$ 38,555	$ 13,127
Accounts receivable	0	6,870
Sales tax receivable	5,826	9,083
Inventories	0	2,175
Prepaid expenses	183,872	30,947
Total current assets	228,253	62,202
Non-current assets
Equipment	0	24,801
Right-of-use asset	0	61,198
Long-term receivable	1	0
Total assets	228,254	148,201
Current liabilities
Accounts payable	77,126	1,063,863
Lease liabilities	0	66,403
Loans payable	48,000	127,019
Deferred revenue	0	124,918
Due to related parties	372,650	705,672
Total current liabilities	497,776	2,087,875
Non-current liabilities
Lease liabilities	0	9,394
Total liabilities	497,776	2,097,269
SHAREHOLDERS' DEFICIT
Share capital	13,916,448	11,851,771
Contributed surplus	2,709,790	2,709,790
Reserves	248,928	0
Accumulated other comprehensive income	0	25,131
Accumulated Deficit	(17,144,688)	(16,535,760)
Total shareholders' deficit	(269,522)	(1,949,068)
Total liabilities and shareholders' deficit	$ 228,254	$ 148,201